Revenue - Disaggregation of revenue from contracts with customers (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Revenue
Total revenue	€ 82,218	€ 67,773
Time charter services and transportation and installation services
Revenue
Total revenue	68,282	66,529
Other revenue, including fees earned for early termination of contracts by customers
Revenue
Total revenue	€ 13,936	€ 1,244